ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Movement in accounts receivable	$ 795
Accounts Receivable, Current
Disclosure of financial assets [line items]
Retention for contracts in progress	164	$ 125
Accounts Receivable, Noncurrent
Disclosure of financial assets [line items]
Retention for contracts in progress	$ 93	$ 111